Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 1,122,000	$ 506,000	$ 482,000
Income Tax Examination, Penalties and Interest Expense	79,500	3,500	1,500
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	664,000	633,000	558,000
Additions based on tax positions related to the current year	10,000	117,000	117,000
Additions for tax positions of prior years	781,000	0	38,000
Reductions for tax positions of prior years	0	(9,000)	0
Reductions due to statute of limitations	(229,000)	(77,000)	(80,000)
December 31 Balance	1,226,000	664,000	633,000
Income Tax Examination, Penalties and Interest Accrued	$ 153,500	$ 74,000	$ 70,500